CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Fishermen association claims, Tax assessment relating to the use of certain ICMS tax credits) (Details) - USD ($)
$ in Thousands
		12 Months Ended
	Sep. 07, 2017	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Asset recognised for expected reimbursement, contingent liabilities in business combination		$ 0	$ 254,446
Gain from derecognition of contingent liabilities		186,000
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of contingent liabilities [line items]
Tax benefit recognised as of acquisition date	$ 1,089,000
Acquisitions through business combinations, other provisions	651,800
Asset recognised for expected reimbursement, contingent liabilities in business combination	325,900	194,100	254,400
Contingent liabilities recognised in business combination		380,100	508,900
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda. | Other environment related provision
Disclosure of contingent liabilities [line items]
Other provisions	24,500	10,900	14,100
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda. | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Other provisions	$ 57,700	$ 34,900	$ 45,000